Convertible Notes Payable (Details) - USD ($)																							1 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 21, 2023	Oct. 01, 2023	May 16, 2023	May 03, 2023	Apr. 02, 2023	Mar. 13, 2023	Feb. 01, 2023	Jan. 25, 2023	Jan. 17, 2023	Jan. 13, 2023	Oct. 24, 2022	Oct. 12, 2022	Oct. 03, 2022	Oct. 02, 2022	Oct. 01, 2022	Sep. 15, 2022	Mar. 07, 2022	Feb. 02, 2022	May 14, 2021	Dec. 01, 2020	Jul. 02, 2020	Jul. 01, 2020	Jun. 20, 2023	Oct. 31, 2022	Sep. 15, 2022	Jul. 31, 2022	May 31, 2022	Feb. 22, 2022	Oct. 31, 2020	Jul. 31, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 27, 2023	Jun. 23, 2023	May 30, 2023	May 24, 2023	Apr. 24, 2023	Apr. 20, 2023	Mar. 31, 2023	Dec. 12, 2022	Oct. 20, 2022	Sep. 02, 2022	May 20, 2022	Jul. 31, 2021	Oct. 02, 2020	Sep. 23, 2020	Jul. 06, 2020
Convertible Notes Payable (Details) [Line Items]
Promissory notes																															$ 114,872		$ 114,872
Effective interest rate																																										18.00%
Common stock, par value (in Dollars per share)																				$ 0.001											$ 0.001		$ 0.001		$ 0.001	$ 0.001			$ 0.06
Shares of common stock (in Shares)																																			6,946,851
Gross proceeds																	$ 2,659,750						$ 69,137		$ 796,000
Warrants issued (in Shares)																																			562,500
Debt discount																																			$ 230,162
Gain loss on extinguishment of debt																																$ (979,738)		$ (832,482)	(832,482)	$ 1,025,655
Additional debt discount																															75,578		75,578		1,426,728	8,120
Gross proceeds																																	1,398,022	$ 2,174,402	2,219,219	747,937
Convertible note																															7,607,587		7,607,587		7,015,279
Warrant issued shares																																			$ 1,061,088	5,156,994
Shares issued (in Shares)																																			2,250,691								3,767,925
Repayment towards notes																																			$ 5,000
Remaining balance																																			866,650
The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																																			63,915
The September 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																																				341,880
The Second February 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																																			299,400
Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Common stock, par value (in Dollars per share)								$ 0.001
Gross proceeds				$ 100,000		$ 300,000		$ 750,000
The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Repayment towards notes																																			785,714
The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																																			185,714
Repayment towards notes																																			714,286
The Second October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repayment towards notes																																			47,143
The Third October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																															1,833,300		1,833,300
The February 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note							$ 1,387,500
The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Promissory notes																																															$ 115,163
Effective interest rate																																															11.00%
Common stock, par value (in Dollars per share)																											$ 0.001
Equal to lowest percentage																											75.00%
Debt discount																															15,163		15,163
Repaid principal amount																																			1,314,286
Converted of principal amount									$ 51,132																										$ 12,783
Shares of common stock (in Shares)									113,601																										39,637
The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																$ 75,610									$ 75,610						1,895,391		$ 1,895,391		$ 399,964
Converted of principal amount																																			$ 900,000
Gross proceeds																											$ 4,000,000
Common stock, par value (in Dollars per share)																											$ 0.001
Conversion price per share (in Dollars per share)																											$ 2
Warrants issued (in Shares)																											4,000,000						4,000,000		4,000,000
Debt discount																															399,964		$ 399,964
Debt issuance costs																															125,300		125,300		$ 125,300
Principal outstanding percentage																																														110.00%
Accrue interest rate percentage																																														18.00%
Price of per share (in Dollars per share)																$ 0.2									$ 0.2
Debt percentage																10.00%									10.00%
Additional debt discount																															75,610		75,610
Interest																																	133,284
Conversion price (in Dollars per share)																$ 0.2									$ 0.2
Interest amount																																			75,674
Accrued interest																																			75,674
The May 2022 Convertible Note Offering [Member] | Maximum [Member]
Convertible Notes Payable (Details) [Line Items]
Gain loss on extinguishment of debt																									$ 1,083,684								1,083,684
The May 2022 Convertible Note Offering [Member] | Minimum [Member]
Convertible Notes Payable (Details) [Line Items]
Gain loss on extinguishment of debt																									$ 331,861								331,861
The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Common stock, par value (in Dollars per share)																										$ 0.001
Debt discount																															863,792		863,792		$ 214,981
Repaid principal amount																																	$ 300,000
Gross proceeds																										$ 2,150,000
Warrants issued (in Shares)																										2,150,000							2,150,000		2,150,000
Debt discount																															214,981		$ 214,981
Principal outstanding percentage																																														110.00%
Accrue interest rate percentage																																														18.00%
Debt percentage																10.00%									10.00%
Gain loss on extinguishment of debt																									$ 339,594
Gross proceeds																										$ 2,150,000
Conversion price per share (in Dollars per share)																										$ 2
Conversion price (in Dollars per share)																$ 0.2									$ 0.2
The July 2022 Convertible Note Offering [Member] | Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Common stock, par value (in Dollars per share)																										$ 0.001
The July 2022 Convertible Note Offering [Member] | Warrant [Member]
Convertible Notes Payable (Details) [Line Items]
Warrants issued (in Shares)																										2,150,000
The July 2022 Convertible Note Offering [Member] | Maximum [Member]
Convertible Notes Payable (Details) [Line Items]
Gain loss on extinguishment of debt																$ 230,162
The July 2022 Convertible Note Offering [Member] | Minimum [Member]
Convertible Notes Payable (Details) [Line Items]
Gain loss on extinguishment of debt																$ 339,594
The Second October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Effective interest rate																																													10.00%
Debt discount																															45,000		45,000		$ 45,000
Repaid principal amount																																	$ 1,785,686
Shares of common stock (in Shares)																																	815,000		815,000
Common stock, par value (in Dollars per share)														$ 0.001										$ 0.001
Debt issuance costs																															17,850		$ 17,850		$ 17,850
Accrued interest amount																																	30,000
Convertible note																																													$ 300,000
Original issue discount																																	409,945		409,945
Note accrues interest rate																																													10.00%
The First October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Effective interest rate													10.00%
Equal to lowest percentage					75.00%										75.00%
Debt discount																															4,250		4,250		4,250
Common stock, par value (in Dollars per share)					$ 0.001										$ 0.001
Accrued interest amount																																	$ 36,274
Convertible note													$ 104,250
Note accrues interest rate													10.00%
The Third October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																																			$ 1,833,300
Shares of common stock (in Shares)																																	4,333,250		4,333,250
Common stock, par value (in Dollars per share)											$ 0.001		$ 0.001
Debt issuance costs																															166,650		$ 166,650		$ 166,650
Convertible note											$ 1,666,650
Equal price per shares (in Dollars per share)											$ 0.2		$ 0.2
Beneficial conversion feature																																	1,666,650		1,666,650
Remaining balance amount																															866,650		866,650
Converted amount																																			800,000
The December 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																															241,773		$ 241,773
Shares of common stock (in Shares)																																	2,500,000
Common stock, par value (in Dollars per share)												$ 0.001
Warrants issued (in Shares)																																	562,500
Convertible note																																												$ 750,000
Equal price per shares (in Dollars per share)												$ 0.2
Beneficial conversion feature																																	$ 508,227
Conversion amount																																	500,000
Lender [Member]
Convertible Notes Payable (Details) [Line Items]
Accrued interest amount																																	7,397
The January 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																															847,500		847,500
Common stock, par value (in Dollars per share)										$ 0.001
Debt issuance costs																															97,500		97,500
Accrued interest amount																																	25,077
Convertible note										$ 847,500
Equal price per shares (in Dollars per share)										$ 0.2
Beneficial conversion feature																																	750,000
The February 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																															1,387,500		1,387,500
Common stock, par value (in Dollars per share)							$ 0.001
Debt issuance costs																															137,500		137,500
Accrued interest amount																																	41,055
Equal price per shares (in Dollars per share)							$ 0.2
Beneficial conversion feature																																	1,250,000
The March 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Effective interest rate																																											10.00%
Debt discount																															4,250		4,250
Accrued interest amount																																	38,302
Convertible note																																											$ 129,250
The April 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																															2,388		2,388
Debt issuance costs																															9,500		9,500
Interest																																	8,052
Convertible note																																									$ 109,250
Percentage of interest rate																																									10.00%
The First May 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																															60,000		$ 60,000
Convertible note			$ 275,000
Percentage of interest rate			10.00%
Warrant issued shares			$ 2,200,000
Restricted shares (in Shares)			375,000
The First May 2023 Loan Agreement [Member] | Maximum [Member]
Convertible Notes Payable (Details) [Line Items]
Common stock, par value (in Dollars per share)			$ 0.075
The First May 2023 Loan Agreement [Member] | Minimum [Member]
Convertible Notes Payable (Details) [Line Items]
Common stock, par value (in Dollars per share)			$ 0.001
The Second May 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Effective interest rate																																								10.00%
Equal to lowest percentage																																	61.00%
Common stock, par value (in Dollars per share)																																	$ 0.001
Debt issuance costs																															$ 16,250		$ 16,250
Convertible note																																								$ 86,250
Shares issued (in Shares)																															11,021		11,021
The June 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Interest																																	$ 6,283
Convertible note																																						$ 86,100
Percentage of interest rate																																						18.00%
Convertible per share (in Dollars per share)																																						$ 0.2
The July 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Promissory notes																																					$ 143,000
Effective interest rate																																					10.00%
Debt discount																															$ 3,000		3,000
Debt discount																															$ 537		537
Interest																																	$ 2,547
The First July 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Equal to lowest percentage																						61.00%
Debt discount																																			68,000
Converted of principal amount																																				$ 68,000
Shares of common stock (in Shares)																																				35,469
Common stock, par value (in Dollars per share)																						$ 0.001
Convertible note																						$ 68,000
Note accrues interest rate																						10.00%
Derivative liability																						$ 112,743
Derivative expense																																			44,743
Interest amount																																				$ 3,400
The September 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																																			$ 68,255
Common stock, par value (in Dollars per share)																					$ 0.001
Warrants issued (in Shares)																																			85,555
Debt issuance costs																																			$ 146,393
Interest																																				46,200
Convertible note																																																		$ 385,000
Note accrues interest rate																																																		12.00%
The First December 2020 convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																				$ 600,000
Note accrues interest rate																				12.00%
The May 2021 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																																			1,601,452
The July 2021 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Promissory notes																																																			$ 168,850
Equal to lowest percentage																														75.00%
Debt discount																																			96,803
Converted of principal amount																																			$ 168,850
Shares of common stock (in Shares)																																			109,435
Common stock, par value (in Dollars per share)																														$ 0.001
Debt issuance costs																																			$ 3,000
Note accrues interest rate																																																			6.00%
Interest amount																																			4,605
Derivative liabilities																																																$ 100,532
The Second February 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Effective interest rate																												11.00%
Common stock, par value (in Dollars per share)																		$ 0.001
Equal to lowest percentage																		75.00%
Debt discount																																			37,163
Converted of principal amount																																			$ 74,850
Shares of common stock (in Shares)																																			216,842
Convertible note																												$ 337,163
Interest amount																												$ 37,425
The December 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																																			$ 241,773
Shares of common stock (in Shares)																																			2,500,000
Common stock, par value (in Dollars per share)														0.001
Convertible note																																												$ 750,000
Equal price per shares (in Dollars per share)														$ 0.2
Beneficial conversion feature																																			$ 508,227
Converted amount																																			500,000
Subsequent Event [Member] | The March 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Equal to lowest percentage		65.00%
Common stock, par value (in Dollars per share)		$ 0.001
Subsequent Event [Member] | The April 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Equal to lowest percentage	65.00%
Common stock, par value (in Dollars per share)	$ 0.001
Subsequent Event [Member] | The July 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.001
Equal to lowest percentage	65.00%
Convertible Notes Payable [Member]
Convertible Notes Payable (Details) [Line Items]
Accrue interest rate percentage																															18.00%		18.00%
Accrued interest amount																																	$ 334,296
Convertible Notes Payable [Member] | The First December 2020 convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																																				600,000
Convertible Notes Payable [Member] | The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																																			1,895,391
Repaid principal amount																																			63,915
Converted of principal amount																																			$ 51,132
Shares of common stock (in Shares)																																			39,637
Gross proceeds																											$ 4,000,000
Conversion price per share (in Dollars per share)																											$ 2
Convertible Notes Payable [Member] | The May 2022 Convertible Note Offering [Member] | Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Common stock, par value (in Dollars per share)																											$ 0.001
Convertible Notes Payable [Member] | The May 2022 Convertible Note Offering [Member] | Warrant [Member]
Convertible Notes Payable (Details) [Line Items]
Warrants issued (in Shares)																											4,000,000
Convertible Notes Payable [Member] | The Third October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Shares of common stock (in Shares)																																			4,000,000
Convertible Notes Payable [Member] | The October 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Equal to lowest percentage																													75.00%
Debt discount																																			$ 19,400
Converted of principal amount																																				$ 169,400
Shares of common stock (in Shares)																																				55,631
Common stock, par value (in Dollars per share)																													$ 0.001
Convertible note																																																	$ 169,400
Note accrues interest rate																																																	6.00%
Interest amount																																				$ 4,620
Derivative liabilities																					$ 74,860
Convertible Notes Payable [Member] | The First December 2020 convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																																			110,300
Shares of common stock (in Shares)																				45,000
Debt issuance costs																																			$ 113,481
Shares issued (in Shares)																																			45,000
Interest amount																																				4,340
Convertible Notes Payable [Member] | The May 2021 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																																			$ 666,669
Converted of principal amount																																				$ 4,666,669
Shares of common stock (in Shares)																																				933,334
Common stock, par value (in Dollars per share)																			$ 0.001
Conversion price per share (in Dollars per share)																			$ 5
Warrants issued (in Shares)																																			1,090,908
Debt issuance costs																																			$ 539,509
Aggregate gross proceeds																			$ 3,690,491
Debt discount																			$ 1,090,908
The Second February 2022 Loan Agreement [Member] | The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																																			15,163
Converted of principal amount																																			12,783
Domestic Line of Credit [Member] | The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																																			$ 863,792